Document and Entity Information	Oct. 17, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	M&T Bank Corporation is filing this Amendment No. 1 to its Current Report on Form 8-K filed with the Securities and Exchange Commission on October 17, 2019 to refurnish Exhibit 99.1 in order to correct a typographical error. On page 1 of Exhibit 99.1, in the paragraph beginning “GAAP Results of Operations,” GAAP-basis net income for the first nine months of 2018 was incorrectly stated to be $1.37 million rather than $1.37 billion. This Amendment No. 1 is filed solely to refurnish Exhibit 99.1 to correct such typographical error.
Document Period End Date	Oct. 17, 2019
Entity Registrant Name	M&T BANK CORPORATION
Entity Central Index Key	0000036270
Entity Emerging Growth Company	false
Entity File Number	1-9861
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0968385
Entity Address, Address Line One	One M&T Plaza
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(716)
Local Phone Number	635-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.50 par value
Trading Symbol	MTB
Security Exchange Name	NYSE